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                     UNITED STATES SECURITIES       OMB APPROVAL
                      AND EXCHANGE COMMISSION
                      WASHINGTON, D.C. 20549        OMB Number:        3235-0456
                                                    Expires:       July 31, 2006
                                                    Estimated average burden
                                                    hours per response.........2


                                    FORM 24F-2

                         ANNUAL NOTICE OF SECURITIES SOLD
                              PURSUANT TO RULE 24f-2


READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.


1.    Name and address of issuer:

      Hartford HLS Series Fund, Inc.
      P.O. Box 2999
      Hartford, CT 06104-2199

2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
      classes):                                                              [ ]

3.    Investment Company Act File Number: 811-08629

      Securities Act File Number:333-45431

4(a). Last day of fiscal year for which this Form is filed:

      December 31, 2004

4(b). [ ]    Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year).
             (See instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
      REGISTRATION FEE DUE.

4(c). [ ]    Check box if this is the last time the issuer will be filing this
             Form.




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5.       Calculation of registration fee:

(i)      Aggregate sale price of securities sold during
         the fiscal year pursuant to section 24(f):                                   $2,706,546,784.00

(ii)     Aggregate price of securities redeemed or
         repurchased during the fiscal year:                     $2,254,336,284.00

(iii)    Aggregate price of securities redeemed or
         repurchased during any PRIOR fiscal year
         ending no earlier than October 11, 1995
         that were not previously used to reduce
         registration fees payable to the Commission             $            0

(iv)     Total available redemption credits
         [add Items 5(ii) and 5(iii)]:                                                $2,254,336,284.00

(v)      Net sales -- if Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:                                        $  452,210,500.00

(vi)     Redemption credits available for use in future years
         -- if Item 5(i) is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:                   $(           )

(vii)    Multiplier for determining registration fee
         (See Instruction C.9):                                  x    0.0001177

(viii)   Registration fee due [multiply Item 5(v) by
         Item 5(vii)] (enter "0" if no fee is due):                                =  $       53,225.18


6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October
         11, 1997, then report the amount of securities
         (number of shares or other units) deducted here:_______.
         If there is a number of shares or other
         units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

7.       Interest due -- if this Form is being filed more
         than 90 days after the end of the issuer's fiscal
         year (see Instruction D):
                                                                                   + $             0

8.       Total of the amount of the registration fee due
         plus any interest due [line 5(viii) plus line 7]:
                                                                                   = $        53,225.18

9.       Date the registration fee and any interest payment
         was sent to the Commission's lockbox depository:
         March 24, 2005
         Method of Delivery:
                    [X]   Wire Transfer
                    [ ]   Mail or other means

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                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*            /s/ Tamara L. Fagely
                                     -----------------------------------
                                     Tamara L. Fagely
                                     Vice President

Date  March 24, 2005

* Please print the name and title of the signing officer below the signature.